Financial Risk Management (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of financial risk management [Abstract]
Disclosure of credit risk exposure [text block]
The gross carrying amount of financial assets, net of any impairment losses recognized represents the maximum credit exposure. The maximum exposure to credit risk as of March 31, 2025 and 2024 was as follows:

	March 31, 2025	March 31, 2024
Cash and cash equivalents (Including other bank deposits)	6,304,026	5,394,189
Restricted Cash	453,800	440,445
Other assets	2,393,363	2,004,216
Trade receivables	10,892,452	10,155,223
Other receivables	316,403	157,779
Other investments	1,229,808	1,203,862
	21,589,852	19,355,714

Disclosure of financial assets that are past due or impaired [Text Block]
Allowances for impairment for trade receivables have been provided based on Expected Credit Loss Method adopting a simplified approach provided in IFRS 9. The ageing analysis of trade receivables has been considered from the due date for the practical expedient. The ageing of trade receivables, net of allowances, is given below:

Period (in days)	March 31, 2025	March 31, 2024
Less than 365 days	10,564,027	9,828,223
More than 365 days	328,425	327,000
	10,892,452	10,155,223

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As of March 31, 2025	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	326,327	326,327	326,327	-	-	-
6% Compulsorily Convertible Debentures	6,259,685	8,438,693	600,000	1,200,000	1,200,000	5,438,693

8.95% Non-Convertible Debentures	2,500,000	5,745,100	223,800	447,600	447,600	4,626,100
Lease liabilities	3,810,238	10,541,842	689,151	1,335,567	1,043,869	7,473,255
Borrowing from banks	23,424,521	32,142,455	7,434,489	8,495,464	6,831,617	9,380,885
Borrowings from others	3,189,675	3,777,307	1,410,701	1,693,850	582,134	90,622
Trade and other payables	14,326,158	14,326,158	14,326,158	-	-	-
	53,836,604	75,297,882	25,010,626	13,172,481	10,105,220	27,009,555

As of March 31, 2024	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	486,888	531,000	531,000	-	-	-
6% Compulsorily Convertible Debentures	7,156,074	8,631,877	528,003	1,584,000	1,056,003	5,463,871
6% Non-Cumulative Compulsorily Convertible Preference Shares	500,000	120,000	30,000	30,000	30,000	30,000
Lease liabilities	3,042,839	8,588,700	587,700	773,500	531,200	6,696,300
Other liabilities	1,612,496	1,612,496	1,594,551	17,945	-	-
Borrowing from banks	18,794,380	22,515,522	5,557,466	7,922,227	5,536,029	3,499,800
Borrowings from others	3,564,494	4,221,692	1,295,437	2,186,476	739,779	-
Trade and other payables	11,952,045	11,952,045	11,952,045	-	-	-
	47,109,216	58,173,332	22,076,202	12,514,148	7,893,011	15,689,971

As of March 31, 2023	Carrying amount	Contractual cash flows	0-12 months	1-3 years	3-5 years	>5 years
Non-derivative financial liabilities
Bank overdrafts	951,504	951,504	951,504	-	-	-
6% Compulsorily Convertible Debentures	4,000,000	6,040,663	240,003	7,20,000	4,80,003	46,00,657
6% Non Cumulative Compulsorily Convertible Preference Shares	500,000	500,000	-	-	-	500,000
Lease liabilities	2,451,179	5,703,330	585,790	788,588	555,216	3,773,736
Other liabilities	2,059,524	2,059,524	2,039,624	19,900	-	-
Borrowing from banks	14,982,750	19,853,900	5,680,600	5,755,100	4,800,000	3,618,200
Borrowings from others	2,045,239	2,361,800	748,900	1,149,400	463,500	-
Trade and other payables	11,287,453	11,287,453	11,287,453	-	-	-
	38,277,649	48,758,174	21,533,874	8,432,988	6,298,719	12,492,593

Disclosure of market risk [text block]
The Group’s exposure to foreign currency risk as of March 31, 2025 was as follows:

	All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	AUD $
Cash and cash equivalents	242	-	-	-	45	-	-	-
Trade receivables	13,231	-	-	511	12	-	-	-
Trade payables	(15,450)	-	-	(375)	(83)	(15)	(93)	-
Foreign currency loan	(2,574)	-	-	-		-		-
Net balance sheet exposure	(4,551)	-	-	136	(26)	(15)	(93)	-

The Group’s exposure to foreign currency risk as of March 31, 2024 was as follows:

	All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	600	-	-	5	105	-	-	-
Trade receivables	20,900	-	-	610	85	-	-	-
Trade payables	(8,050)	-	-	(418)		(29)	-	-
Foreign currency loan	(2,200)	-	-	-		-	-	-
Net balance sheet exposure	11,250	-	-	197	190	(29)	-	-

The Group’s exposure to foreign currency risk as of March 31, 2023 was as follows:

	All amounts in respective currencies as mentioned (in thousands)
	US $	AUD	CHF	EUR	GBP	DHS	HK $	SG $
Cash and cash equivalents	405	-	-	44	69	-	-	-
Trade receivables	28,052	-	-	411	85	-	-	-
Trade payables	(28,575)	-	-	(250)	(34)	(27)	-	-
Foreign currency loan	(6,059)	-	-	-	-	-	-	-
Net balance sheet exposure	(6177)	-	-	205	120	(27)	-	-

Sensitivity analysis for types of market risk [text block]	The analysis is performed on the same basis for 2024.
	Other comprehensive income	Profit or ( loss)
March 31, 2025	-	38,100

March 31, 2024	-	(97,080)

Disclosure of financial instruments by type of interest rate [text block]
At the reporting date the interest rate profile of the Group’s interest –bearing financial instruments were as follows:

	Carrying amount
	March 31, 2025	March 31, 2024
Fixed rate instruments
Financial assets
- Fixed deposits with banks	3,412,597	4,502,312
- Investment in debt securities	403,872	393,453

Financial liabilities
- Borrowings from banks	91,995	183,589
- Borrowings from others	11,949,360	11,361,108
Variable rate instruments
Financial liabilities
- Borrowings from banks	23,332,526	18,610,791
- Bank overdrafts	326,327	486,888

Disclosure of detailed information about the changes in equity and net profit due to changes in base points of variable interest [text block]
	Equity	Profit or (loss)
March 31, 2025	-	(5,957)
March 31, 2024	-	(9,245)